SHARE-BASED COMPENSATION	3 Months Ended
Mar. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATIONOn October 21, 2013, the Company’s stockholders approved the 2013 Equity Incentive Plan (the “2013 Plan”), and subsequently amended the 2013 Plan. The amended 2013 Plan was approved on June 18, 2018 (the “2018 Plan”). The 2018 Plan is administered by the Board of Directors (the “Board”). The Board determines which eligible persons receive awards and the terms and conditions applicable to awards within the confines of the 2018 Plan’s terms. The 2018 Plan may be amended or terminated by the Board at any time, subject to certain limitations requiring stockholder consent or the consent of the applicable participant. The 2018 Plan provides for the grant of stock options (including incentive stock options and non–qualified stock options) to eligible participants. Eligible participants are defined as employees, directors, and eligible consultants of the Company. The 2018 Plan contains provisions with respect to payment of exercise or purchase prices, vesting and expiration of awards, adjustments and treatment of awards upon certain corporate transactions, including recapitalizations and mergers, transferability of awards and tax withholding requirements.
The exercise price per share for which an option may be exercised shall be established by the Board and stated in the award agreement evidencing the grant of the option; provided, that (i) the exercise price shall be no less than 100% of the fair market value per share as determined on the date the option is granted (or 110% of the fair market value with respect to incentive options granted to an employee who owns stock possessing more than 10% of the total voting power of all classes of stock of the Company or a parent or subsidiary; and (ii) in no event shall the exercise price per share of any option be less than the par value per share. The Board may, in its discretion, grant options with an option price greater than the fair market value per share. Notwithstanding the foregoing, the Board also may, in its discretion authorize the grant of substitute or assumed options of an acquired entity with an exercise price not equal to at least 100% of the fair market value of the shares on the date of grant if the terms of such substitution or assumption otherwise comply, to the extent deemed applicable, with Internal Revenue Service Code Section 409A and Code Section 424(a) or other applicable law.
The 2018 Plan may be amended, altered, suspended and/or terminated at any time by the Board; provided, that approval of an amendment to the 2018 Plan by the shareholders of the Company shall be required to the extent, if any, that shareholder approval of such amendment is required by applicable law. The Board may amend, alter, suspend and/or terminate any award granted under the 2018 Plan, prospectively or retroactively, but such amendment, alteration, suspension or termination of an award shall not, without the consent of the recipient of an outstanding award, materially adversely affect the rights of the recipient with respect to the award.
As of December 31, 2021 and 2020, the Board authorized the issuance of 13,500 thousand and 10,970 thousand stock options under the 2018 Plan, which generally vest in equal installments over a four year requisite service period from the date of the grant. The Company accounts for forfeitures as they occur. The following table represents stock option activity for the years ended December 31, 2021 and 2020, respectively:

Employee share based option program	Weighted average share price	Number of shares (In thousands)
Options outstanding, January 1, 2020	$0.75	5,000
Granted	$0.75	5,930
Exercised	—	—
Forfeited, expired and cancelled	—	—
Options outstanding, December 31, 2020	$0.75	10,930
Granted	3.34	4,165
Exercised	—	—
Forfeited, expired and cancelled	(1.01)	(1,985)
Options outstanding, December 31, 2021	$1.98	13,110
Options exercisable, December 31, 2021		5,115

Employee share based option program	Weighted average Grant Date Fair Value	Number of shares (In thousands)
Non-vested, January 1, 2020	$0.93	5,000
Granted	$0.93	5,930
Exercised	—	—
Forfeited, expired and cancelled	—	—
Non-vested, December 31, 2020	$0.93	10,930
Granted	1.52	4,165
Forfeited, expired and cancelled	0.35	(1,985)
Vested	0.62	(5,115)
Options outstanding, December 31, 2021	$1.25	7,995
During the year ended December 31, 2021, the Company granted stock options, covering a total of 4,165 thousand shares of common stock to employees, with exercise prices ranging between $1.64 and $5.00 per share. These stock option awards vest annually over four years, with an eight-year term and grant date fair values ranging between $0.80 and $3.35 per share.
During the year ended December 31, 2020, the Company granted stock options, covering a total of 5,930 thousand shares of common stock to executives and key personnel, with exercise prices ranging between $1.00 and $2.75 per share. These stock option awards vest annually over four years, with an eight-year term and grant date fair values ranging between $0.20 and $2.09 per share.
Share-based compensation is measured based on the grant date fair value of the 2018 Plan awards and subsequently recognized as expense ratably over their vesting periods. Share-based compensation for awards with service or performance-based vesting requirements is adjusted to reflect actual vested awards, with forfeitures recorded as a reduction of expense at the time they occur.
The computation of the expenses associated with share-based compensation requires for the use of certain valuation models. The Company currently uses a Black-Scholes option pricing model to calculate the fair value of its stock options. The Black-Scholes model requires the use of assumptions regarding the volatility of the Company’s common stock, the expected life of the stock award, and the dividend ratio. The volatility assumptions are based on the Company’s life-to-date historical volatility since inception. The risk-free rates are based on similar term U.S. Treasury rates in effect at the time of the stock grant. The expected stock option life represents the period of time that the stock options granted are expected to be outstanding and is based on historical experience. Share-based compensation is recognized only for those stock-based awards expected to vest.
The assumptions used in the Black-Scholes option pricing model, along with the certain other information regarding share-based compensation awards is as follows:

	December 31, 2021	December 31, 2020
Expected volatility (%)	66.00%	45.40%
Expected dividend growth rate (%)	0.00%	0.00%
Risk-free interest rate (%)	0.87%	0.90%
Expected term (years)	3.51	3.51
Weighted average contractual life (years)	3.76	3.50
Weighted average fair value of options granted	$1.52	$1.45
Weighted average exercise price - minimum	$1.64	$1.00
Weighted average exercise price - maximum	$5.00	$2.75
Aggregate intrinsic value of stock options outstanding	$3,047	$27,682
Compensation cost to be recognized for unvested options	$8,505	$5,564
Shareholder compensation expense	$2,565	$996
SHARE-BASED COMPENSATION
Total stock-based compensation expense was $812 thousand for the three months ended March 31, 2022, compared to $1,428 thousand for the three months ended March 31, 2021. These amounts are included within selling, general and administrative expenses on the accompanying condensed consolidated statement of operations and comprehensive loss for the three months ended March 31, 2022 and March 31, 2021, respectively.
The computation of the expense associated with share-based compensation requires the use of certain valuation models. The Company currently uses a Black-Scholes option pricing model to calculate the fair value of its stock options. The Black-Scholes model requires the use of assumptions regarding the volatility of the Company's common stock, the expected life of the stock award, and the dividend ratio. The volatility assumptions are based on the Company's life-to-date historical volatility since inception. The risk-free rates are based on similar term U.S.
Treasury rates in effect at the time of the stock grant. The expected stock option life represents the period of time that the stock options granted are expected to be outstanding and is based on historical experience. Share-based compensation expense is recognized only for those stock-based awards expected to vest.